Segment Reporting Segment Reporting (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues [Abstract]
Revenues	$ 11,731,863	$ 11,043,537	$ 10,467,428	$ 12,399,967	$ 8,667,103	$ 9,022,337	$ 14,391,235	$ 12,206,303	$ 45,642,795	$ 44,286,978	$ 22,151,535
Interest Expense [Abstract]
Interest expense									11,165,911	6,990,844	5,275,008
Depreciation [Abstract]
Depreciation									4,801,533	4,262,600	3,104,293
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									14,976,415	14,645,791	2,832,059
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)	2,020,746	$ 3,307,829	$ 3,658,457	$ 6,046,829	2,027,074	$ 3,411,259	$ 3,955,160	$ 8,321,426	15,033,861	17,714,919	4,446,844
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									14,976,415	14,645,791	2,832,059
Assets [Abstract]
Assets	744,239,217				534,233,032				744,239,217	534,233,032
Partners' Capital
Partners' Capital	309,943,899				203,134,087				309,943,899	203,134,087
Available-for-sale Securities [Member]
Revenues [Abstract]
Revenues									26,929,446	26,826,785	11,220,333
Interest Expense [Abstract]
Interest expense									7,147,092	3,082,739	3,254,195
Depreciation [Abstract]
Depreciation									0	0	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									13,181,961	13,806,271	3,452,741
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)									13,181,961	13,806,271	3,452,741
Assets [Abstract]
Assets	698,637,412				442,175,645				698,637,412	442,175,645
MF Properties [Member]
Revenues [Abstract]
Revenues									14,250,572	11,358,719	7,846,812
Interest Expense [Abstract]
Interest expense									2,319,928	2,152,010	1,439,370
Depreciation [Abstract]
Depreciation									4,801,533	3,804,499	2,485,365
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									(938,151)	(1,837,076)	(1,065,819)
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)									(933,478)	1,343,405	617,263
Assets [Abstract]
Assets	101,696,235				83,580,479				101,696,235	83,580,479
Public Housing Capital Fund Trust Certificates [Member]
Revenues [Abstract]
Revenues									3,038,819	3,261,611	1,624,534
Interest Expense [Abstract]
Interest expense									1,295,238	1,292,540	542,479
Depreciation [Abstract]
Depreciation									0	0	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									1,714,968	1,940,459	1,067,749
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)									1,714,968	1,940,459	1,067,749
Assets [Abstract]
Assets	61,577,848				62,449,028				61,577,848	62,449,028
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Revenues [Abstract]
Revenues									1,423,958	1,601,270	194,039
Interest Expense [Abstract]
Interest expense									403,653	463,555	38,964
Depreciation [Abstract]
Depreciation									0	0	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									1,017,637	1,055,736	148,552
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)									1,017,637	1,055,736	148,552
Assets [Abstract]
Assets	15,101,309				38,427,654				15,101,309	38,427,654
Segment, Discontinued Operations [Member]
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)									52,773	(111,353)	(68,297)
Assets [Abstract]
Assets	13,456,861				14,019,837				13,456,861	14,019,837
Consolidated VIEs [Member]
Revenues [Abstract]
Revenues									0	10,943,968	1,837,630
Interest Expense [Abstract]
Interest expense									0	1,034,584	1,116,551
Depreciation [Abstract]
Depreciation									0	458,101	618,928
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									0	8,337,601	(1,330,888)
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)									(1,987,839)	6,265,571	(3,285,896)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									0	8,337,601	(1,330,888)
Assets [Abstract]
Assets	13,456,861				14,019,837				13,456,861	14,019,837
Partners' Capital
Partners' Capital	(23,499,616)				(21,511,776)				(23,499,616)	(21,511,776)
Consolidation, Eliminations [Member]
Revenues [Abstract]
Revenues									0	(9,705,375)	(571,813)
Interest Expense [Abstract]
Interest expense									0	(1,034,584)	(1,116,551)
Depreciation [Abstract]
Depreciation									0	0	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									0	(8,657,200)	559,724
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)									0	(8,657,200)	$ 559,724
Assets [Abstract]
Assets	$ (146,230,448)				$ (106,419,611)				$ (146,230,448)	$ (106,419,611)